Securities - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Schedule of Available-for-sale Securities [Line Items]
Amortized cost	$ 99,121,000,000	$ 98,332,000,000	$ 80,945,000,000
Fair value	98,752,000,000	101,008,000,000	82,007,000,000
Held-to-maturity securities, transferred from available-for-sale securities	7,300,000,000
Fair value of held-to-maturity securities transferred from available-for-sale securities	7,000,000,000
Assets pledged primarily for potential borrowing at the Federal Reserve Discount Window	81,000,000,000
Assets pledged primarily for potential borrowing at the Federal Reserve Discount Window, securities	70,000,000,000
Assets pledged primarily for potential borrowing at the Federal Reserve Discount Window, interest-bearing deposits with banks	1,000,000,000
Assets pledged primarily for potential borrowing at the Federal Reserve Discount Window, loans	5,000,000,000
Assets pledged primarily for potential borrowing at the Federal Reserve Discount Window, trading assets	5,000,000,000
Market value of securities received, that can be sold or repledged	31,000,000,000
Market value of securities received, repledged and sold	13,000,000,000
Available-for-sale:
Schedule of Available-for-sale Securities [Line Items]
Amortized cost	79,378,000,000	90,127,000,000	77,424,000,000
Fair value	79,309,000,000	92,619,000,000	78,467,000,000
United Kingdom | Available-for-sale: | Sovereign debt
Schedule of Available-for-sale Securities [Line Items]
Amortized cost	4,500,000,000
Fair value	$ 4,600,000,000